Description of Business (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jul. 13, 2021	Jun. 30, 2021
Cash and cash equivalents at beginning of period	$ 1,100,031
Cash at beginning of period	1,100,031
Cash and cash equivalents at end of period	520,836	1,100,031
Cash at end of period	520,836	1,100,031
Southland Holding Llc [Member]
Cash and cash equivalents at beginning of period	63,342,000	30,889,000
Restricted cash at beginning of period	47,900,000	149,507,000
Cash at beginning of period	111,242,000	180,396,000	147,360,000	$ 180,396,000
Cash and cash equivalents at end of period	46,116,000	63,342,000	30,889,000
Restricted cash at end of period	13,370,000	47,900,000	149,507,000
Cash at end of period	$ 59,486,000	$ 111,242,000	$ 180,396,000	$ 147,360,000